The Manufacturers Life Insurance Company (U.S.A.)
500 Boylston Street, Suite 500
Boston, MA 02116-3739



May 6, 2002


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re: The Manufacturers Life Insurance Company (U.S.A.) Separate Account A (the "Registrant")
     File Nos. 333-71136

Dear Sirs:

Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 2002 for the Registrant contains no changes from the form of prospectus for the Registrant contained in post-effective amendment no. 1 under the Securities Act of 1933 to the Registrant's registration statement on Form S-6 filed with the Securities and Exchange Commission on April 30, 2002 via EDGAR.

If you have any questions, please call the undersigned at (617) 854-4445.

Very truly yours,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy
Assistant Counsel